COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS
Schedule of Capital commitments outstanding not provided for in the financial statements
	As of December 31, 2016	As of December 31, 2017

Contracted for	510,999	1,065,551